Income Taxes - Schedule of Unused Tax Losses (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Unused Tax Losses [Abstract]
Mineral property interests	$ 10,660,000	$ 9,894,000
Equipment	361,000	361,000
Operating losses carried forward	18,277,000	17,195,000
Capital losses and other	4,303,000	4,303,000
Unrecognized deductible temporary differences	$ 33,601,000	$ 31,753,000